6. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - RELATED PARTY TRANSACTIONS

Through December 31, 2011, the CEO advanced $257,820 to BTI to fund start-up costs and operations of the Company. Advances by the CEO carry an interest rate of 6.5% and were due on June 29, 2013. On May 7, 2012, the Company’s CEO and President entered into promissory notes to advance to the Company an aggregate of $40,000. The notes accrue interest at 6.5% per year were due June 30, 2013. On August 6, 2012, the outstanding notes of $297,820 were amended to extend the maturity dates to June 29, 2014. On August 2, 2013, the outstanding notes of $297,820 were amended to extend the maturity dates to June 29, 2015.

As of September 30, 2013 and December 31, 2012, $58,568 and $44,090, respectively, of accrued interest had been included in accrued expenses on the accompanying balance sheet.

Through December 31, 2011, the CEO advanced $257,820 to BTI to fund start-up costs and operations of the Company. Advances by the CEO carry an interest rate of 6.5% and were due on June 29, 2013. On May 7, 2012, the Company’s CEO and President entered into promissory notes to advance to the Company an aggregate of $40,000. The notes accrue interest at 6.5% per year were due June 30, 2013. As of December 31, 2012, and December 31, 2011, $44,090 and $25,641, respectively, of accrued interest had been included in accrued expenses on the accompanying balance sheet. On August 6, 2012, the outstanding notes of $297,820 were amended to extend the maturity dates to June 29, 2014. The CEO and President intend to, but are not legally obligated, to fund the Company’s operations in this manner until the Company raises sufficient capital.